Subsequent Events (Details)																				3 Months Ended	7 Months Ended
	Oct. 10, 2016 USD ($) shares	Sep. 16, 2016	Aug. 22, 2016 USD ($) $ / shares shares	Aug. 19, 2016 USD ($) shares	Jul. 13, 2016 USD ($)	Jul. 12, 2016 USD ($) $ / shares shares	Jul. 08, 2016 USD ($) $ / shares shares	Dec. 28, 2015	Nov. 25, 2015 USD ($)	Oct. 30, 2015 USD ($)	Oct. 13, 2015 USD ($)	Sep. 29, 2015 USD ($)	Sep. 15, 2015 USD ($)	Aug. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)	Jun. 24, 2015 USD ($)	Jun. 11, 2015 USD ($)	Oct. 24, 2014	May 10, 2012 $ / shares	Sep. 23, 2016 USD ($)	Nov. 25, 2015 USD ($)	Sep. 30, 2016 shares	Sep. 29, 2016 USD ($)	Sep. 20, 2016 shares	Jul. 20, 2016 USD ($)	Jul. 18, 2016 USD ($)	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 27, 2016 USD ($)	Dec. 03, 2015 shares	Jun. 30, 2015 USD ($) shares	Sep. 16, 2013 $ / shares
Subsequent Event [Line Items]
Shares issued (shares) | shares																													437,500.0
Long-term debt																											$ 28,712,000			$ 24,091,000
Warrants, exercise price per share (in dollars per warrant) | $ / shares																			$ 12,800												$ 1,840
Term of debt																			3 years
Maximum ownership percentage																											4.99%
Common stock, shares outstanding (in shares) | shares																											3,023,753			1,169,156
Minimum bid price to comply with NASDAQ requirements | $ / shares																											$ 1
Line of Credit | Line of Credit Grid Note
Subsequent Event [Line Items]
Maximum borrowing capacity																											$ 10,000,000
Interest rate																	12.00%
Debt issue amount																														$ 10,000,000
Draw on line of credit									$ 1,000,000	$ 600,000	$ 500,000	$ 1,000,000	$ 1,000,000	$ 2,000,000	$ 1,000,000	$ 2,000,000	$ 1,000,000				$ 10,100,000
Long-term debt																											$ 4,563,000			$ 3,000,000
Series C Convertible Preferred Stock
Subsequent Event [Line Items]
Annual dividend rate, percent																		12.00%
Common Stock
Subsequent Event [Line Items]
Reverse stock split, conversion ratio								0.001
Series C Preferred Stock
Subsequent Event [Line Items]
Preferred stock, shares outstanding (in shares) | shares																											3,000
Subsequent Event
Subsequent Event [Line Items]
Common stock, shares outstanding (in shares) | shares																								3,023,701
Subsequent Event | Rant, Inc.
Subsequent Event [Line Items]
Liabilities assumed in acquisition						$ 2,000,000
Subsequent Event | Conversion of MGT Sports Convertible Securities
Subsequent Event [Line Items]
Payment of interest	$ 16,000
Subsequent Event | Secured Debt | Rant, Inc.
Subsequent Event [Line Items]
Outstanding principal amount						$ 3,000,000
Subsequent Event | Convertible Debt | Purchase Agreement July 12, 2016
Subsequent Event [Line Items]
Interest rate						10.00%
Outstanding principal amount						$ 4,444,000
Repayments of debt					$ 1,162,000
Proceeds from issuance of debt							$ 4,000,000
Conversion price (USD per share) | $ / shares						$ 6.266
Shares available for conversion (up to) | shares						780,230
Minimum conversion price | $ / shares						$ 0.10
Debt callback percentage							120.00%
Debt default conversion percentage							115.00%
Debt default interest accrued (as a percent)							100.00%
Subsequent Event | Recapitalization Plan SIC III, SICIV and SIC VI
Subsequent Event [Line Items]
Notes redeemed amount				$ 34,800,000
Subsequent Event | Warrant | Convertible Debt | Purchase Agreement July 12, 2016
Subsequent Event [Line Items]
Conversion price (USD per share) | $ / shares						$ 6.528
Term of debt						5 years
Subsequent Event | Conversion of MGT Sports Convertible Securities | Convertible Debt Securities
Subsequent Event [Line Items]
Shares issued in conversion (shares) | shares				470,247
Subsequent Event | Affiliated Entity | Line of Credit Grid Note
Subsequent Event [Line Items]
Line of credit, amount outstanding			$ 900,000
Subsequent Event | Affiliated Entity | Note Exchange Agreement
Subsequent Event [Line Items]
Notes redeemed amount			$ 30,174,969
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Reverse stock split, conversion ratio		0.05
Shares issued (shares) | shares	136,304																					1,013,068
Subsequent Event | Common Stock | Conversion of MGT Sports Convertible Securities
Subsequent Event [Line Items]
Common shares issued subject to certain adjustments (shares) | shares	136,304
Subsequent Event | Common Stock | Convertible Debt | Purchase Agreement July 12, 2016
Subsequent Event [Line Items]
Class of Warrant or Right, Issued | shares						354,650
Subsequent Event | Common Stock | Conversion of Warrants
Subsequent Event [Line Items]
Shares issued in conversion (shares) | shares				3,722,224
Subsequent Event | Common Stock | Affiliated Entity | Series C Conversion to Common Stock
Subsequent Event [Line Items]
Shares issued in conversion (shares) | shares				21,739,892
Subsequent Event | Common Stock | SIC III
Subsequent Event [Line Items]
Shares issued in conversion (shares) | shares							890,898
Subsequent Event | Common Stock | Mr. Sillerman
Subsequent Event [Line Items]
Shares issued in conversion (shares) | shares							5,066,654
Subsequent Event | Common Stock | Aegis Capital Corporation | Convertible Debt | Purchase Agreement July 12, 2016
Subsequent Event [Line Items]
Warrants, exercise price per share (in dollars per warrant) | $ / shares						$ 6.528
Class of Warrant or Right, Issued | shares						53,200
Subsequent Event | Series E Preferred Stock | Rant, Inc.
Subsequent Event [Line Items]
Shares issued (shares) | shares						4,435
Subsequent Event | Series E Preferred Stock | Conversion of Rant Inc Convertible Securities
Subsequent Event [Line Items]
Shares issued in conversion (shares) | shares				9,484,691
Subsequent Event | Series C Preferred Stock | Affiliated Entity | Note Exchange Agreement
Subsequent Event [Line Items]
Conversion price (USD per share) | $ / shares			$ 1,000
Shares issued in conversion (shares) | shares			30,175
Subsequent Event | Series C Preferred Stock | Affiliated Entity | Amended Series C Certificate of Designations
Subsequent Event [Line Items]
Preferred stock, stated value (usd per share) | $ / shares			$ 1,000
Annual dividend rate, percent			12.00%
Preferred stock redemption premium (as a percent)			6.00%
Percentage of public offering equity value			33.00%
Stock price threshold (in dollars per share) | $ / shares			$ 5.00
Subsequent Event | Series C Preferred Stock | Affiliated Entity | Series C Conversion to Common Stock
Subsequent Event [Line Items]
Preferred shares converted (in shares) | shares				3,000
Subsequent Event | Series C Preferred Stock | SIC III
Subsequent Event [Line Items]
Preferred shares converted (in shares) | shares							3,000
Exchange Agreement | Subsequent Event
Subsequent Event [Line Items]
Common stock outstanding value (at least)							$ 10,000,000
Share exchange price (USD per share) | $ / shares							$ 5.20
Amended Exchange Agreement | Subsequent Event | Line of Credit
Subsequent Event [Line Items]
Debt issue amount																										$ 2,000,000
Remaining borrowing capacity																										5,000,000
Amended Exchange Agreement | Subsequent Event | Line of Credit | Exchange Agreement
Subsequent Event [Line Items]
Debt issue amount																										2,000,000
Line of Credit Facility, Additional Draw Amount																										5,000,000
Remaining borrowing capacity																										4,291,000
Line of Credit Facility, Fair Value of Amount Outstanding																										$ 1,609,000
Amendment to Securities Purchase Agreement | Subsequent Event | Affiliated Entity
Subsequent Event [Line Items]
Guaranteed line of credit																									$ 6,000,000
Amendment to Securities Purchase Agreement | Subsequent Event | Financial Standby Letter of Credit | Affiliated Entity
Subsequent Event [Line Items]
Current carrying value																									1,000,000
Amendment to Securities Purchase Agreement | Subsequent Event | Financial Standby Letter of Credit | Affiliated Entity | Sillerman Investment Company VI LLC
Subsequent Event [Line Items]
Guaranteed line of credit																									5,000,000
Amendment to Securities Purchase Agreement | Subsequent Event | Financial Standby Letter of Credit | Affiliated Entity | Mr. Sillerman
Subsequent Event [Line Items]
Guaranteed line of credit																									$ 1,000,000
Secured Revolving Line of Credit | Affiliated Entity | Sillerman Investment Company VI LLC
Subsequent Event [Line Items]
Maximum borrowing capacity																												$ 1,200,000
Interest rate																												12.00%
Secured Revolving Line of Credit | Subsequent Event | Affiliated Entity | Sillerman Investment Company VI LLC
Subsequent Event [Line Items]
Draw on line of credit																				$ 315,000
DDGG | Subsequent Event
Subsequent Event [Line Items]
Purchase price commitment																				$ 144
Perk Agreement | Subsequent Event
Subsequent Event [Line Items]
Consideration transferred																							$ 1,300,000